Schedule of Marketable Debt Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	$ 7,982	$ 12,514
Gross Unrealized Gains	16	30
Gross Unrealized Losses	(470)	(775)
Estimated Fair Value	7,528	11,769
Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	2,123	1,327
Gross Unrealized Gains	6
Gross Unrealized Losses	(160)	(187)
Estimated Fair Value	1,969	1,140
US Treasury Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	400
Gross Unrealized Gains	9
Gross Unrealized Losses
Estimated Fair Value	409
Mutual Fund [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost	5,459	11,187
Gross Unrealized Gains	1	30
Gross Unrealized Losses	(310)	(588)
Estimated Fair Value	$ 5,150	$ 10,629